Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Apr. 07, 2014	Jun. 28, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	IMMUNE PHARMACEUTICALS INC.
Document Type	S-1
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		13,660,901
Entity Public Float			$ 7,649,522
Amendment Flag	false
Entity Central Index Key	0001208261
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY